Stock Compensation Plans - Summary of Stock Option Activity (Details) - Dec. 31, 2014 - First Data Holdings - Stock options - $ / shares shares in Millions	Total
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options Beginning Balance (in shares)	91
Granted (in shares)	16
Exercised (in shares)	(2)
Cancelled/Forfeited (in shares)	(2)
Options Ending Balance (in shares)	103
Share-based Compensation Arrangement by Share-based Payment Award, Options,Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price Beginning Balance	$ 3.28
Weighted Average Exercise Price Granted	4.00
Weighted Average Exercise Price Exercised	3.03
Weighted Average Exercise Price Cancelled/Forfeited	3.24
Weighted Average Exercise Price Ending Balance	$ 3.40
Weighted Average Remaining Contractual Term	7 years
Options Exercisable (in shares)	45
Weighted Average Exercise Price of Options Exercisable	$ 3.13
Weighted Average Remaining Contractual Term of Options Exercisable	6 years